UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      HS Management Partners, LLC

Address:   598 Madison Ave; 14th Floor
           New York, NY  10022


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ronald R. Staib
Title:  SVP/CCO
Phone:  212-823-0576

Signature,  Place,  and  Date  of  Signing:

/s/ Ronald R. Staib                New York, NY                       10/28/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              22

Form 13F Information Table Value Total:  $   246,020.00
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
-------------------------------- ----------------- --------- -------- ----------------- ---------- -------- -------------------
                                                              VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
-------------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ABBOTT LAB COM                   COM               002824100    6,880  139,070 SH       SOLE                139,070      0    0
ADOBE SYS INC COM                COM               00724F101    4,659  141,020 SH       SOLE                141,020      0    0
ALCON INC                        COM               H01301102    5,212   37,585 SH       SOLE                 37,585      0    0
CELGENE CORP                     COM               151020104   10,407  186,170 SH       SOLE                186,170      0    0
COCA COLA CO COM                 COM               191216100   13,633  253,865 SH       SOLE                253,865      0    0
COSTCO WHOLESALE CORP NEW COM    COM               22160K105    6,415  113,615 SH       SOLE                113,615      0    0
DIAGEO PLC SPONSORED ADR NEW     SPONSORED ADR     25243Q205   11,061  179,880 SH       SOLE                179,880      0    0
EBAY                             COM               278642103   10,404  440,650 SH       SOLE                440,650      0    0
GILEAD SCIENCES INC              COM               375558103   14,738  316,395 SH       SOLE                316,395      0    0
GOOGLE INC                       COM               38259P508   12,081   24,364 SH       SOLE                 24,364      0    0
HASBRO INC                       COM               418056107   16,878  608,200 SH       SOLE                608,200      0    0
KELLOGG CO COM                   COM               487836108   14,192  288,270 SH       SOLE                288,270      0    0
MC CORMICK & CO INC              COM               579780206    4,881  143,805 SH       SOLE                143,805      0    0
MC DONALDS CORP COM              COM               580135101   20,212  354,170 SH       SOLE                354,170      0    0
NETFLIX COM INC                  COM               64110L106   11,554  250,242 SH       SOLE                250,242      0    0
QUALCOM                          COM               747525103   11,388  253,175 SH       SOLE                253,175      0    0
SCHWAB CHARLES CORP COM NEW      COM               808513105    6,256  326,700 SH       SOLE                326,700      0    0
SCRIPPS NETWORKS INTERACTIVE INC COM               811065101   12,817  346,886 SH       SOLE                346,886      0    0
SHERWIN WILLIAMS CO              COM               824348106    5,367   89,205 SH       SOLE                 89,205      0    0
TIME WARNER INC                  COM               887317105   19,681  683,855 SH       SOLE                683,855      0    0
UNILEVEL                         SPONSORED ADR     904767704    8,149  282,375 SH       SOLE                282,375      0    0
WAL-MART STORES INC COM          COM               931142103   19,155  390,210 SH       SOLE                390,210      0    0


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